Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 17 – SUBSEQUENT EVENTS Pursuant to the terms on the employment agreement with Mr. Yakov, he was granted 200,000 common stock options on January 1, 2019.